Notes to the Consolidated Statements of Financial Position - Summary Of Carrying Amounts Of Assets Pledged As Security For Current And Non-Current Borrowings (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Inventories	€ 19.4	€ 17.4
Total current assets pledged as security	€ 19.4	€ 17.4